Geographic Inforomation (Tables)	12 Months Ended
Dec. 31, 2015
Geographic Inforomation [Abstract]
Schedule of revenues from sales to customers

	Year ended December 31,
	2013	2014	2015
Revenues from sales to customers located in:

United States	$22,022	$33,188	$45,605
America – (non-U.S)	5,732	3,564	3,185
EMEA	14,311	18,004	21,600
Asia Pacific – other	7,330	11,608	16,015

	$49,395	$66,364	$86,405

Schedule of long lived assets by geographical region
	December 31,
	2014	2015
Long-lived assets, by geographic region:

America (principally the United States)	$304	$314
Israel	2,961	3,851
EMEA	145	275
Asia Pacific	250	338

	$3,660	$4,778

Schedule of revenue by major distributors
	Year ended December 31,
	2013	2014	2015

Customer A	20%	25%	18%
Customer B	13%	15%	15%